Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue	The following table illustrates the disaggregation of revenue in 2025, 2024, and 2025 under ASC 606:
	For the year ended December 31,
	2025	2024#	2023#
Revenue generated from services:
Small and Medium Enterprise financing solutions	$3,000,000	$84,320,613	$101,823,899
Supply Chain financing solutions	-	5,712,543	6,153,645
Information Technology Services	2,067,754	-	-
Total revenue generated from services	5,067,754	90,033,156	107,977,544
Revenue generated from sales:
Supply chain trading business	-	250,186,390	278,693,355
Total	$5,067,754	$340,219,546	$386,670,899

#	The revenue numbers for the year ended December 31, 2024 and 2023 are included under Net profit from discontinued operations in the Consolidated Statement of Operations and Comprehensive (Loss) Income.

Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis

As of December 31, 2025, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2025	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Money market funds	$2,930	$2,930	$-	$-
Total	$2,930	$2,930	$-	$-

As of December 31, 2024, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2024	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Money market funds	$-	$-	$-	$-
Total	$-	$-	$-	$-

Schedule of Intangible Assets Useful Life	Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Customer base	5 years

Schedule of Currency Exchange Rate	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	December 31, 2025	December 23, 2025	December 31, 2024	December 31, 2023

Balance sheet items, except for equity accounts	US$1=RMB 6.9931	US$1=RMB 7.0280	US$1=RMB 7.2993	US$1=RMB 7.0999
Items in the statements of operations and cash flows	US$1=RMB 7.1875	US$1=RMB 7.1913	US$1=RMB 7.1957	US$1=RMB 7.0809
Balance sheet items, except for equity accounts	US$1=HKD 6.9931	US$1=HKD 7.0280	US$1=HKD 7.7677	US$1=HKD 7.8109
Items in the statements of operations and cash flows	US$1=HKD 7.1875	US$1=HKD 7.1913	US$1=HKD 7.8030	US$1=HKD 7.8292